Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Intangible assets and goodwill	$ 1,040,849	$ 1,418,707
Property, plant and equipment	537,743	476,039
Vehicles under operating leases	56,137	70,223
Other non-current assets	39,740	9,733
Deferred tax assets	81,554	42,336
Other investments	0	2,414
Total non-current assets	1,756,023	2,019,452
Current assets
Cash and cash equivalents	739,237	768,264
Trade receivables	152,405	126,716
Trade receivables - related parties	37,844	61,026
Accrued income - related parties	42,839	152,605
Inventories	1,079,361	927,686
Current tax assets	5,021	12,657
Other current assets	238,907	214,228
Other current assets - related parties	2,713	9,576
Total current assets	2,298,327	2,272,758
Total assets	4,054,350	4,292,210
Equity
Share capital	(21,169)	(21,168)
Other contributed capital	(3,625,027)	(3,615,187)
Foreign currency translation reserve	63,152	25,639
Accumulated deficit	6,911,604	4,861,707
Total equity	3,328,560	1,250,991
Non-current liabilities
Non-current contract liabilities	(61,002)	(63,153)
Deferred tax liabilities	(630)	(3,335)
Other non-current provisions	(94,757)	(103,608)
Other non-current liabilities	(71,398)	(127,423)
Earn-out liability	(28,778)	(155,402)
Non-current liabilities to credit institutions	(927,235)	0
Other non-current interest-bearing liabilities	(47,918)	(54,439)
Other non-current interest-bearing liabilities - related parties	(1,410,258)	(1,413,257)
Total non-current liabilities	(2,641,976)	(1,920,617)
Current liabilities
Trade payables	(103,368)	(92,441)
Trade payables - related parties	(790,546)	(275,704)
Accrued expenses - related parties	(279,686)	(446,038)
Advance payments from customers	(17,344)	(16,415)
Current provisions	(72,769)	(88,745)
Current liabilities to credit institutions	(2,512,394)	(2,026,665)
Current tax liabilities	(28,872)	(11,363)
Interest-bearing current liabilities	(13,923)	(19,547)
Interest-bearing current liabilities - related parties	(100,662)	(73,814)
Current contract liabilities	(37,649)	(74,879)
Class C Shares liability	(3,500)	(6,000)
Other current liabilities	(740,577)	(489,747)
Other current liabilities - related parties	(39,644)	(1,226)
Total current liabilities	(4,740,934)	(3,622,584)
Total liabilities	(7,382,910)	(5,543,201)
Total equity and liabilities	$ (4,054,350)	$ (4,292,210)